Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common Stock, Par Value	$ 6.25	$ 6.25
Common Stock, Shares Authorized	9,000,000	9,000,000
Common Stock, Shares Issued	2,980,602	2,980,602
Common Stock, Shares Outstanding	2,734,799	2,734,799
Treasury Stock, At Shares	245,803	245,803